UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution on July 25, 2007

Commission File Number of Issuing entity: 333-129704-04

Popular ABS Mortgage Pass-Through Trust 2007-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-129704

                              Popular ABS, Inc.
(Exact name of depositor as specified in its charter)

                      Equity One, Inc.
(Exact name of sponsor as specified in its charter)

                                            New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

26-0270965
26-0271011
26-0271052
(I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company
1761 East Saint Andrew Place
Santa Ana, CA 92705
(Address of principal executive offices)

                    (714) 247-6000
(Telephone number, including area code)

                                   (not applicable)
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (if Section 12(b))
Popular ABS, Inc., Mortgage Pass-Through Certificates, Series 2007-A	[ ]	[ ]	[ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No   * _

*the closing date for the transaction was May 30, 2007.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 25, 2007, a distribution was made to the holders of the POPULAR ABS, INC., MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-A. The distribution report is attached as Exhibit 99.1 to this Report on Form 10-D. We note that the distribution report incorrectly states that Popular ABS, Inc., is the “Servicer.” Equity One, Inc., is the “Servicer” with respect to the Popular ABS, Inc., Mortgage Pass-Through Certificates, Series 2007-A.

PART II - OTHER INFORMATION

Item 9. Exhibits.

The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the Popular ABS, Inc., Mortgage Pass-Through Certificates, Series 2007-A, relating to the monthly distribution on July 25, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

POPULAR ABS, INC. (Depositor)

Date: August 1, 2007	By:	/s/ Alberto Paracchini
Alberto Paracchini,
Chief Financial Officer

Exhibit Index

Exhibit	Document

99.1	Monthly report distributed to holders of the Popular ABS, Inc., Mortgage Pass-Through Certificates, Series 2007-A, relating to the monthly distribution on July 25, 2007.